Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 132,097	$ 285,565
Restricted cash and cash equivalents	29,432	52,738
Rent receivables, net	57,015	14,264
Investment in finance lease, net	10,396	11,639
Flight equipment held for sale, net	0	144,119
Flight equipment held for operating lease, net	2,529,428	2,720,000
Maintenance rights	279,124	290,958
Deferred tax asset, net	11,753	11,675
Fair value of derivative assets	2,085	4,824
Other assets, net	116,255	129,377
Total assets	3,167,585	3,665,159
Liabilities
Accounts payable and accrued liabilities	18,135	22,746
Rentals received in advance	8,724	16,391
Payable to related parties	4,058	10,077
Security deposits	36,439	40,726
Maintenance payment liability, net	203,684	219,371
Unsecured borrowings, net	296,876	619,407
Secured borrowings, net	1,642,242	1,695,525
Deferred tax liability, net	51,366	57,935
Fair value of derivative liabilities	46,169	27,943
Other liabilities	70,896	76,761
Total liabilities	2,378,589	2,786,882
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 30,481,069 and 30,898,410 shares issued and outstanding at December 31, 2020 and 2019, respectively	31	31
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	509,738	516,254
Retained earnings	312,967	380,392
Accumulated other comprehensive loss, net	(33,740)	(18,400)
Total shareholders' equity	788,996	878,277
Total liabilities and shareholders' equity	$ 3,167,585	$ 3,665,159